26. Salaries and social security taxes payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	$ 240,570	$ 250,240
Current	2,407,052	2,677,023
Early retirements payable
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	39,495	22,887
Current	28,101	15,759
Seniority-based bonus
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Noncurrent	201,075	227,353
Salaries payable and provisions
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Current	2,104,368	2,428,861
Social security payable
SummaryOfSalariesAndSocialSecurityTaxesPayableLineItems [Line Items]
Current	$ 274,583	$ 232,403